Business Combinations (Details) - Schedule of Pro Forma Results Effects of ICU Eyewear Acquisition - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Pro Forma Results Effects of ICU Eyewear Acquisition [Line Items]
Revenues		$ 2,028,646	$ 870,952	$ 4,466,581	$ 70,711,483	$ 69,375,505
Net loss					(32,595,728)	(11,806,564)
Net loss attributable to common shareholders					$ (33,903,916)	$ (21,076,180)
Loss per share attributable to common shareholders:
Basic (in Dollars per share)					$ (338.68)	$ (285.4)